Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Related Party Transactions

Key management compensation is comprised of the following:

	Three months ended March 31,		Six months ended March 31,
	2026	2025	2026	2025
Short-term employee benefits	5,048	5,207	10,448	9,490
Long-term employee benefits	—	113	—	224
Post-employment benefits	185	203	489	442
Termination benefits	—	476	—	476
Share-based compensation	110	122	220	243
Total	5,343	6,121	11,157	10,875